Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	Nikola Corporation
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001731289
Amendment Flag	false